Investor A1 [Member] Average Annual Total Returns - Investor A1	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Bloomberg Municipal 1-5 Year Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.07%	1.10%	1.38%
Short-Term Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.32%	1.25%	[1]
Investor A1
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	1.07%	1.00%
Investor A1 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	1.07%	1.00%
Investor A1 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	1.22%	1.06%

[1]	The Short-Term Customized Reference Benchmark commenced in October 2017 and therefore the Short-Term Customized Reference Benchmark does not have 10-year returns.